Warrants (Tables)	12 Months Ended
Dec. 31, 2019
Warrants and Rights Note Disclosure [Abstract]
Schedule of fair value of the outstanding warrants

	December 31,
Stock options	2019	2018	2017
Market price per share (USD/share)	$0.39	$1.13	1.73
Exercise price (USD/share)	2.20	2.20	2.20
Risk free rate	1.81%	2.6%	2.36%
Dividend yield	0%	0%	0%
Expected term/Contractual life (years)	6.3	7.3	8.3
Expected volatility	279.93%	256.20%	241.20%

Schedule of reconciliation of the beginning and ending balances of warrants liability
	December 31,
	2019	2018	2017
Beginning balance	$1,129,246	$1,729,111	$1,499,362
Warrants issued to Hangzhou Lianluo	-	-	-
Warrants redeemed	-	-	-
Fair value change of the issued warrants included in earnings	(739,616)	(599,865)	229,749
Ending balance	$389,630	$1,129,246	1,729,111

Schedule of of the warrants activity

	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding as of January 1, 2018	1,000,000	$2.20
Granted	-
Forfeited	-
Exercised	-
Redeemed	-
Outstanding as of December 31, 2018	1,000,000	$2.20
Granted	-
Forfeited	-
Exercised	-
Redeemed	-
Outstanding as of December 31, 2019	1,000,000	$2.20